Annual Fund Operating Expenses	Jan. 28, 2026
RiverNorth/Oaktree High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
RiverNorth/Oaktree High Income Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.58%
Acquired Fund Fees and Expenses	0.06%	[1]
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	1.66%
RiverNorth/Oaktree High Income Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Acquired Fund Fees and Expenses	0.06%	[1]
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	1.41%
RiverNorth/DoubleLine Strategic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
RiverNorth/DoubleLine Strategic Income Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.27%	[3]
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	1.44%
RiverNorth/DoubleLine Strategic Income Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.27%	[3]
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	1.20%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser, RiverNorth Capital Management, LLC (“RiverNorth Capital” or the “Adviser”), has contractually agreed to defer management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the Fund until at least January 31, 2027 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser may recoup any waived or reimbursed amounts from the Fund provided that the recoupment period is limited to three years from the time the expenses were waived or incurred, and such recoupment is limited to the lesser of (i) the applicable expense limitation in effect at the time of the waiver, and (ii) the applicable expense limitation in effect at the time of recapture.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund’s adviser, RiverNorth Capital Management, LLC (“RiverNorth Capital” or the “Adviser”), has contractually agreed to waive fees and/or reimburse certain expenses in an amount equal to the sum of any acquired fund fees and expenses, if any, incurred by the Fund that are attributable to the Fund’s investment in acquired funds managed by RiverNorth Capital or an investment adviser controlling, controlled by, or under common control with RiverNorth Capital until at least January 31, 2027. This contractual agreement will continue automatically for successive annual periods unless terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser.